Cover	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	000-56035
Entity Registrant Name	Global WholeHealth Partners Corporation
Entity Central Index Key	0001598308
Entity Tax Identification Number	46-2316220
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15 Crooked Stick Drive
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(714)
Local Phone Number	392-9752
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false